Annual Total Returns[BarChart] - Direxion Daily FTSE Europe Bull 3X Shares - Direxion Daily FTSE Europe Bull 3X Shares	2015	2016	2017	2018	2019	2020
Total	(16.52%)	(17.65%)	91.04%	(46.34%)	72.93%	(23.77%)